Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of undiscounted future minimum payments
The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2020	2020
	RMB	US$
2021	19,649	3,011
2022	15,496	2,375
2023	116	18
2024 and after	25	4

Total undiscounted cashflows	35,286	5,408
Less: imputed interest	(2,956)	(453)

Present value of lease liabilities	32,330	4,955

Summary of supplemental information related to leases
Other supplemental information related to leases is summarized below:

	For the year ended ended December 31,
	2020	2020
	RMB	US$
Operating cash flows used in operating leases	5,402	828
ROU assets obtained in exchange for new operating lease liabilities	34,906	5,350